Document and Entity Information	Aug. 24, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2021
Entity Registrant Name	SHARPS COMPLIANCE CORP
Entity File Number	001-34269
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2657168
Entity Address, Address Line One	9220 Kirby Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	713
Local Phone Number	432-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 Par Value
Trading Symbol	SMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000898770
Amendment Flag	false